BLACKROCK LIQUIDITY FUNDS
TempCash
TempFund
BlackRock Liquid Federal Trust Fund
FedFund
T‑Fund
Treasury Trust Fund
MuniCash
(each a “Fund” and collectively, the “Funds”)
Supplement dated September 29, 2023 to the Dollar Shares Summary Prospectuses and Prospectus of the Funds, each dated February 28, 2023, as supplemented to date:
The Securities and Exchange Commission (“SEC”) approved new amendments to the rules governing money market funds in July 2023. Among the changes, the SEC adopted rules that (1) remove the ability of money market funds to impose redemption gates except when liquidating, (2) remove a money market fund’s level of weekly liquid assets as a determining factor governing whether a money market fund may or must impose a liquidity fee and (3) allow stable net asset value money market funds, subject to Board approval and shareholder disclosures, to permit share cancellation (sometimes also referred to as “reverse distribution”) mechanisms to be used to maintain a stable price per share during times when the U.S. is experiencing negative interest rates. The compliance date for these amendments is October 2, 2023. Additional amendments to the rules governing money market funds will need to be complied with at different times over the next year.
Consequently, effective October 2, 2023, the Funds’ Summary Prospectuses and Prospectus are amended as follows:
The section of each Summary Prospectus and Prospectus entitled “[Key Facts About TempCash; Key Facts About TempFund; and Key Facts About MuniCash]—Principal Risks of Investing in the Fund” and “Fund Overview—[Key Facts About TempCash; Key Facts About TempFund; and Key Facts About MuniCash]—Principal Risks of Investing in the Fund,” as applicable, is hereby amended to delete the first paragraph thereof in its entirety and replace it with the following:
Risk is inherent in all investing. You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
The section of each Summary Prospectus and Prospectus entitled “[Key Facts About BlackRock Liquid Federal Trust Fund; Key Facts About FedFund; Key Facts About T‑Fund; and Key Facts About Treasury Trust Fund]—Principal Risks of Investing in the Fund” and “Fund Overview—[Key Facts About BlackRock Liquid Federal Trust Fund; Key Facts About FedFund; Key Facts About T‑Fund; and Key Facts About Treasury Trust Fund]—Principal Risks of Investing in the Fund,” as applicable, is hereby amended to delete the first paragraph thereof in its entirety and replace it with the following:
Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress. The following is a summary description of principal risks of investing in the Fund. The relative significance of each risk factor below may change over time and you should review each risk factor carefully.
The section of each Summary Prospectus and Prospectus entitled “[Key Facts About TempCash; Key Facts About TempFund; and Key Facts About MuniCash]—Principal Risks of Investing in the Fund” and “Fund Overview—[Key Facts About TempCash; Key Facts About TempFund; and Key Facts About MuniCash]—Principal Risks of Investing in the Fund,” as applicable, is hereby amended to delete the paragraph entitled “Liquidity Fee and Redemption Gate Risk” in its entirety and replace it with the following:
∎ Discretionary Liquidity Fee Risk — The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares if such fee is determined to be in the best interests of the Fund. Accordingly, your redemptions may be subject to a liquidity fee when you sell your shares at certain times.
The seventh paragraph of the section of each Prospectus entitled “Details About the Funds—How Each Fund Invests” is hereby deleted in its entirety and replaced with the following:
The Trust’s Board of Trustees (the “Board”) may impose a discretionary liquidity fee on redemptions from each Institutional Fund (up to 2%) under certain circumstances. Please see the section below titled “Account Information—Discretionary Liquidity Fees” for additional information about discretionary liquidity fees. The Board has chosen not to subject the Government Funds to discretionary liquidity fees. If the Board changes this policy with respect to discretionary liquidity fees, such change would become effective only after shareholders are provided with advance notice of the change.
The first two paragraphs of the section of each Prospectus entitled “Details About the Funds—Investment Risks” are hereby deleted in their entirety and replaced with the following:
The following paragraph is applicable to TempCash, TempFund and MuniCash:
Risk is inherent in all investing. You could lose money by investing in a Fund. Because the share price of a Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. A Fund may impose a fee upon the sale of your shares. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to a Fund at any time, including during periods of market stress.
The following paragraph is applicable to BlackRock Liquid Federal Trust Fund, FedFund, T‑Fund and Treasury Trust Fund:
Risk is inherent in all investing. You could lose money by investing in a Fund. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in a Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor is not required to reimburse a Fund for losses, and you should not expect that the sponsor will provide financial support to a Fund at any time, including during periods of market stress.
The section of each Prospectus entitled “Details About the Funds—Investment Risks—Principal Risks of Investing in the Funds” is hereby amended to delete the paragraph entitled “Liquidity Fee and Redemption Gate Risk” in its entirety and replace it with the following:
Discretionary Liquidity Fee Risk. TempCash, TempFund and MuniCash. The Board has discretion to impose a liquidity fee of up to 2% upon sale of your shares if such fee is determined to be in the best interests of the Fund. Accordingly, your redemptions may be subject to a liquidity fee when you sell your shares at certain times.

The section of each Prospectus entitled “Account Information—Purchase of Shares” is hereby amended to delete the ninth paragraph of such section in its entirety and replace it with the following:
Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day and will generally be executed at 8:00 a.m. on the next Business Day. See “Discretionary Liquidity Fees” below for additional information.
The section of each Prospectus entitled “Account Information—Redemption of Shares” is hereby amended to delete the third paragraph of such section in its entirety and replace it with the following:
Orders received after the applicable deadline for any Fund (other than TempFund) on any Business Day (or, if the Fund closes early, at such closing time) will generally be executed on the next Business Day. Orders received for TempFund after 3:00 p.m. on any Business Day (or, if TempFund closes early, at such closing time) will be considered received at the open of the Fund’s next Business Day and will generally be executed at 8:00 a.m. on the next Business Day. See “Discretionary Liquidity Fees” below for additional information.
The section of each Prospectus entitled “Account Information—Redemption of Shares” is hereby amended to delete the sixth paragraph of such section in its entirety and replace it with the following:
A Fund may suspend the right of redemption or postpone the date of payment under the conditions described under “Additional Purchase and Redemption Information” below.
The section of each Prospectus entitled “Account Information—Additional Purchase and Redemption Information” is hereby amended to revise the second paragraph of such section by deleting clause (g) in its entirety.
The section of each Prospectus entitled “Account Information—Liquidity Fees and Redemption Gates” is deleted in its entirety and replaced with the following:
Discretionary Liquidity Fees
Under Rule 2a‑7, the Board is permitted to impose a discretionary liquidity fee up to 2% on the value of shares redeemed, if such fee is determined to be in the best interests of an Institutional Fund.
Discretionary liquidity fees, if imposed, may be terminated at any time at the discretion of the Board.
Under certain circumstances, an Institutional Fund may pay redemptions without adding a discretionary liquidity fee to the redemption amount if the Institutional Fund can verify that the redemption order was submitted to the Fund’s authorized agent before the Board imposed a discretionary liquidity fee.
The Board generally expects that a discretionary liquidity fee would be imposed, if at all, during periods of market stress.
Announcements regarding the imposition of a discretionary liquidity fee, or the termination of a liquidity fee, will be filed with the SEC on Form N‑CR and will be available on the website of an Institutional Fund (www.blackrock.com/cash). Financial Intermediaries will be required promptly to take such actions reasonably requested by an Institutional Fund or its agent to implement, modify or remove, or to assist the Institutional Fund in implementing, modifying or removing, a discretionary liquidity fee established by the Board.

The section of each Prospectus entitled “Account Information—Federal Taxes” is hereby amended to delete the last two paragraphs thereof in their entirety and replace them with the following:
If any of TempCash, TempFund and/or MuniCash imposes a discretionary liquidity fee on share redemptions, the amount that would ordinarily be payable to a redeeming shareholder of the Fund will be reduced, consequently reducing the amount of gain, or increasing the amount of loss, that would otherwise be reportable for income tax purposes. The discretionary liquidity fee cannot be separately claimed as a deduction.
Any such discretionary liquidity fee will constitute an asset of the imposing Fund and will serve to benefit non‑redeeming shareholders. However, the Funds do not intend to distribute such fees to non‑redeeming shareholders. Such fees may, however, raise an Institutional Fund’s NAV, increasing the taxable income or reducing the deductible losses of shareholders that redeem their shares at a later time when such fees are not being charged. If a Fund receives discretionary liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. However, due to a lack of guidance, the tax consequences of liquidity fees to the Fund and the shareholders is unclear and may differ from that described in this section.
Shareholders should retain this Supplement for future reference.
PR2‑LIQ‑DS‑0923SUP

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